Fair Value Measurements And Derivative Instruments Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives designated as cash flow hedges:
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 350	$ 5,326
Liability Derivatives	11,023	581
Derivatives designated as cash flow hedges: | Commodity derivative contracts | Prepaid and other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives	90
Derivatives designated as cash flow hedges: | Commodity derivative contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives	4,630
Derivatives designated as cash flow hedges: | Commodity derivative contracts | Other long-term assets
Derivatives, Fair Value [Line Items]
Asset Derivatives	260
Derivatives designated as cash flow hedges: | Commodity derivative contracts | Other long-term obligations
Derivatives, Fair Value [Line Items]
Liability Derivatives	6,393
Derivatives not designated as hedges: | Foreign currency derivatives | Prepaid and other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives	0	9
Derivatives not designated as hedges: | Foreign currency derivatives | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives	$ 43	$ 90